Acquisition costs and other expenditure (Tables)	12 Months Ended
Dec. 31, 2022
Acquisition costs and other expenditure
Schedule of acquisition costs and other expenditure

	2022 $m	2021 $m	2020 $m
Acquisition costs incurred for insurance policies	(2,325)	(2,089)	(2,080)
Acquisition costs deferred	1,002	848	617
Amortisation of acquisition costs	(475)	(343)	(308)
Administration costs and other expenditure (net of other reinsurance commission)	(3,100)	(3,128)	(2,433)
Movements in amounts attributable to external unit holders of consolidated investment funds	1,018	152	(447)
Total acquisition costs and other expenditure	(3,880)	(4,560)	(4,651)

Notes

(i)	Administration costs and other expenditure include fee expenses relating to financial liabilities held at amortised cost and are part of the determination of the effective interest rate.
(ii)

Total depreciation and amortisation expenses are included in ‘Acquisition costs incurred for insurance policies’, ‘Administration costs and other expenditure (net of other reinsurance commission)’ and ‘Amortisation of acquisition costs’ and relate primarily to amortisation of DAC of insurance contracts and distribution rights intangibles. The segmental analysis of depreciation and amortisation is shown below.

	2022 $m	2021 $m	2020 $m
Hong Kong	(147)	(123)	(158)
Indonesia	(61)	(51)	(34)
Malaysia	(70)	(56)	(37)
Singapore	(202)	(162)	(144)
Growth markets and other	(461)	(390)	(301)
Eastspring	(13)	(17)	(16)
Total segment	(954)	(799)	(690)
Unallocated to a segment (central operations)	(26)	(31)	(35)
Total depreciation and amortisation	(980)	(830)	(725)

(iii)

Interest expense is included in ‘Administration costs and other expenditure (net of other reinsurance commission)’ other than interest on core structural borrowings that is presented separately on the income statement as ‘Finance costs: interest on core structural borrowings of shareholder-financed businesses’. Interest expense of the central operations amounted to $(209) million (2021: $(331) million; 2020: $(334) million) comprising $(200) million (2021: $(328) million; 2020: $(316) million) of interest on core structural borrowings, $(2) million of interest on lease liabilities (2021: $(3) million; 2020: $(4) million) and $(7) million (2021: nil; 2020: $(14) million) of interest on other operational borrowings. Core structural borrowings and operational borrowings (other than lease liabilities) represent financial liabilities that are not classified at fair value through profit and loss.

The ‘Total segment’ interest expense is $(16) million (2021: $(10) million; 2020: $(13) million) of which $(11) million arises in the Hong Kong segment (2021: $(3) million; 2020: $(5) million) with the remainder spread broadly evenly across the other markets. Included within interest expense is $(7) million (2021: $(10) million; 2020: $(13) million) of interest on lease liabilities.

Schedule of segmental analysis of depreciation and amortisation

	2022 $m	2021 $m	2020 $m
Hong Kong	(147)	(123)	(158)
Indonesia	(61)	(51)	(34)
Malaysia	(70)	(56)	(37)
Singapore	(202)	(162)	(144)
Growth markets and other	(461)	(390)	(301)
Eastspring	(13)	(17)	(16)
Total segment	(954)	(799)	(690)
Unallocated to a segment (central operations)	(26)	(31)	(35)
Total depreciation and amortisation	(980)	(830)	(725)

Schedule of average number of staff employed

	2022	2021	2020
Asia and Africa operationsnote (i)	13,685	13,237	12,949
Head office function	511	600	657
Total continuing operations	14,196	13,837	13,606
Discontinued US operationsnote (ii)	—	3,306	3,650
Total Group	14,196	17,143	17,256

Notes

(i)	The Asia and Africa operations staff numbers above exclude 744 (2021: 440; 2020: 502) commission-based sales staff who have an employment contract with the Group.
(ii)	Average staff numbers of the discontinued US operations were for the period up to the demerger in September 2021.

Schedule of costs of employment

	2022 $m	2021 $m			2020 $m
	Group		Discontinued	Group			Group
	total	Continuing	US operations	total	Continuing	Discontinued	total
Wages and salaries	1,018	973	511	1,484	917	619	1,536
Social security costs	41	42	22	64	41	26	67
Defined contribution schemes	40	42	29	71	42	34	76
Total Group	1,099	1,057	562	1,619	1,000	679	1,679

Schedule of movement in outstanding options and awards

							Awards outstanding under
	Options outstanding under SAYE schemes						incentive plans
	2022		2021		2020		2022	2021	2020
		Weighted		Weighted		Weighted
		average		average		average
	Number	exercise	Number	exercise	Number	exercise
	of options	price	of options	price	of options	price	Number of awards
	millions	£	millions	£	millions	£	millions
Balance at beginning of year:	2.0	11.61	2.3	11.86	3.8	12.38	24.6	40.6	33.0
Granted	0.5	7.37	0.4	11.90	0.4	9.64	6.5	5.2	20.2
Modification	—	—	0.1	11.77	—	—	—	0.7	—
Exercised	(0.3)	11.17	(0.7)	12.58	(0.9)	11.44	(7.2)	(8.6)	(10.3)
Forfeited	—	10.84	—	11.11	—	14.27	(1.1)	(3.1)	(1.5)
Cancelled	(0.3)	12.67	(0.1)	11.51	(0.1)	12.55	(0.1)	(0.1)	(0.1)
Lapsed/Expired	—	13.00	—	12.88	(0.9)	13.28	(1.7)	(0.6)	(0.7)
Jackson awards derecognised on demergernote	—	—	—	—	—	—	—	(9.5)	—
Balance at end of year	1.9	10.43	2.0	11.61	2.3	11.86	21.0	24.6	40.6
Options immediately exercisable at end of year	0.3	12.48	0.2	12.26	0.5	12.64

Summary of the range of exercise prices for options outstanding

	Outstanding									Exercisable
				Weighted average
				remaining			Weighted average						Weighted average
	Number outstanding			contractual life			exercise prices			Number exercisable			exercise prices
	millions			years			£			millions			£
	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020
Between £7 and £8	0.5	—	—	4.1	—	—	7.37	—	—	—	—	—	—	—	—
Between £9 and £10	0.4	0.4	0.4	2.2	3.2	4.2	9.64	9.64	9.64	—	—	—	—	—	—
Between £11 and £12	0.8	1.2	1.2	2.4	2.7	2.2	11.48	11.38	11.11	0.2	0.1	0.3	11.12	11.04	11.11
Between £13 and £14	0.1	0.2	0.3	1.4	1.6	2.2	13.94	13.94	13.94	—	0.1	—	—	13.94	—
Between £14 and £15	0.1	0.2	0.4	0.4	1.4	1.3	14.55	14.55	14.55	0.1	—	0.2	14.55	—	14.55
Total	1.9	2.0	2.3	2.6	2.6	2.4	10.43	11.61	11.86	0.3	0.2	0.5	12.48	12.26	12.64

The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.

Schedule of assumptions used to estimate fair value amounts on date of grant relating to all options and awards

	2022			2021			2020
	Prudential	SAYE	Other	Prudential	SAYE	Other	Prudential	SAYE	Other
	LTIP (TSR)	options	awards	LTIP (TSR)	options	awards	LTIP (TSR)	options	awards
Dividend yield (%)	—	1.11	—	—	0.81	—	—	3.45	—
Expected volatility (%)	33.64	25.68	—	26.69	22.31	—	41.08	27.55	—
Risk-free interest rate (%)	2.79	3.97	—	0.36	1.18	—	0.39	0.27	—
Expected option life (years)	—	4.52	—	—	4.50	—	—	3.92	—
Weighted average exercise price (£)	—	7.37	—	—	11.90	—	—	9.64	—
Weighted average share price at grant date (£)	11.15	9.54	—	15.11	14.76	—	10.49	10.74	—
Weighted average fair value at grant date (£)	2.09	3.45	11.11	7.70	4.13	14.79	4.93	1.95	10.54

Schedule of key management remuneration

	2022 $m	2021 $m	2020 $m
Salaries and short-term benefits	22.5	29.3	20.0
Post-employment benefits	1.0	1.4	1.2
Share-based payments	15.4	14.0	14.6
Payments on separation	1.0	23.5	—
	39.9	68.2	35.8

Schedule of fees payable to the auditor

	2022 $m	2021 $m	2020 $m
Audit of the Company's annual accounts	2.3	2.4	2.3
Audit of subsidiaries pursuant to legislation	4.4	5.9	9.2
Audit fees payable to the auditor	6.7	8.3	11.5
Audit-related assurance servicesnote (i)	3.5	4.5	3.5
Other assurance services	0.7	1.1	0.7
Services relating to corporate finance transactions	—	1.6	0.3
Non-audit fees payable to the auditor	4.2	7.2	4.5
Total fees payable to the auditor	10.9	15.5	16.0

Analysed into:
Fees payable to the auditor attributable to continuing operations:
One-off non-audit services associated with demerger and public offeringnote (ii)	—	1.9	0.4
Other audit and non-audit services	10.9	11.3	9.5
	10.9	13.2	9.9
Fees payable to the auditor attributable to discontinued US operations	—	2.3	6.1
	10.9	15.5	16.0

Notes

(i)

Of the audit-related assurance service fees of $3.5 million in 2022 (2021: $4.5 million; 2020: $3.5 million), $0.9 million (2021: $0.6 million; 2020: $0.7 million) relates to services that are required by law and regulation.

(ii)

Of the $1.9 million one-off non-audit services fees associated with the demerger of the US operations and the public offering in Hong Kong in 2021, $0.1 million was for audit-related assurance and $0.1 million for other assurance services required by law and regulation.